Intangible Liabilities - Charter Agreements (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Liabilities/ Assets - Charter Agreements - Schedule of Intangible Liabilities (Table

	December 31, 2024	December 31, 2023
Opening balance	$5,662	$14,218
Additions/(disposals) (*)	49,295	(476)
Amortization	(5,526)	(8,080)
Total	$49,431	$5,662

(*)

Corresponds to the acceleration of the unamortized portion of GSL Amstel intangible liability-charter agreement when the vessel was sold on March 23, 2023. The charters of the three high-reefer ECO 9,019 TEU Vessels resulted in an intangible liability of $49,295 that was recognized and will be amortized over the remaining useful life of the charters.

Intangible Liabilities/ Assets - Charter Agreements - Aggregate Amortization of Intangible Liabilities (Table)
Amount
December 31, 2025	$10,435
December 31, 2026	9,887
December 31, 2027	9,887
December 31, 2028	9,914
December 31, 2029	8,385
December 31, 2030	923
$49,431